RELATED PARTY TRANSACTIONS - Balances with Major related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Total	¥ 1,060,987	$ 153,829	¥ 840,667
Current liabilities:
Total	147,003	$ 21,313	71,760
JD Group
Current assets:
Total	507,107		424,395
Current liabilities:
Total	92,119		43,042
Walmart Group
Current assets:
Total	553,880		416,272
Current liabilities:
Total	¥ 54,884		¥ 28,718